SP Funds S&P 500 Sharia Industry Exclusions ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary Products - 4.2%
D.R. Horton, Inc.	17,433	$2,796,079
Deckers Outdoor Corp.(a)	9,366	1,098,351
Masco Corp.	13,450	963,289
Nike, Inc. - Class B	75,694	4,706,653
PulteGroup, Inc.	12,535	1,719,802
Ralph Lauren Corp. - Class A	2,337	847,396
Tapestry, Inc.	13,295	2,066,973
Tesla, Inc.(a)	181,094	72,892,146
		87,090,689

Consumer Staple Products - 3.2%
Church & Dwight Co., Inc.	15,566	1,632,251
Clorox Co.	7,583	964,254
Colgate-Palmolive Co.	51,798	5,135,254
Estee Lauder Cos., Inc. - Class A	14,996	1,641,612
Hershey Co.	9,187	2,170,704
Kenvue, Inc.	123,358	2,358,605
Kimberly-Clark Corp.	20,919	2,331,213
McCormick & Co., Inc.	15,874	1,127,689
Mondelez International, Inc. - Class A	82,953	5,108,246
Monster Beverage Corp.(a)	44,933	3,832,785
PepsiCo, Inc.	87,870	14,915,054
Procter & Gamble Co.	150,392	25,145,542
		66,363,209

Financial Services - 0.2%
Equifax, Inc.	7,628	1,593,947
Fair Isaac Corp.(a)	1,367	1,926,595
		3,520,542

Health Care - 13.2%
Abbott Laboratories, ADR	111,803	13,008,279
AbbVie, Inc.	113,485	26,337,599
Agilent Technologies, Inc.	18,258	2,216,156
Align Technology, Inc.(a)	4,107	780,741
Becton Dickinson & Co.	18,330	3,234,878
Biogen, Inc.(a)	9,117	1,748,823
Bio-Techne Corp.	10,019	591,121
Boston Scientific Corp.(a)	94,733	7,280,231
Cardinal Health, Inc.	15,196	3,483,379
Cencora, Inc.	12,380	4,607,093
Charles River Laboratories International, Inc.(a)	2,775	495,310

Cooper Cos., Inc.(a)	12,514	$1,047,046
Danaher Corp.	40,549	8,541,241
Dexcom, Inc.(a)	25,056	1,839,862
Edwards Lifesciences Corp.(a)	37,309	3,226,109
Eli Lilly & Co.	51,235	53,898,708
GE HealthCare Technologies, Inc.	29,061	2,448,971
Gilead Sciences, Inc.	79,678	11,868,038
Hologic, Inc.(a)	14,028	1,057,150
IDEXX Laboratories, Inc.(a)	5,106	3,353,263
Incyte Corp.(a)	10,204	1,033,359
Insulet Corp.(a)	4,214	1,039,215
Intuitive Surgical, Inc.(a)	22,694	11,426,656
Johnson & Johnson	155,217	38,560,559
Labcorp Holdings, Inc.	5,262	1,521,349
McKesson Corp.	7,811	7,712,347
Medtronic PLC	82,356	8,042,887
Merck & Co., Inc.	159,931	19,802,656
Mettler-Toledo International, Inc.(a)	1,178	1,609,961
Regeneron Pharmaceuticals, Inc.	6,331	4,948,753
ResMed, Inc.	9,122	2,337,604
Revvity, Inc.	7,323	719,924
STERIS PLC	5,967	1,505,773
Stryker Corp.	21,920	8,493,123
Thermo Fisher Scientific, Inc.	23,946	12,478,500
Waters Corp.(a)	6,140	1,960,965
West Pharmaceutical Services, Inc.	4,275	1,087,304
		275,344,933

Industrial Products - 3.9%
3M Co.	34,567	5,714,617
A.O. Smith Corp.	7,084	552,552
Allegion PLC	5,374	866,020
Carrier Global Corp.	51,162	3,294,833
Cummins, Inc.	8,687	5,072,079
Dover Corp.	8,665	1,953,958
Emerson Electric Co.	36,150	5,449,613
GE Vernova, Inc.	17,265	15,082,704
Generac Holdings, Inc.(a)	3,664	825,756
Hubbell, Inc.	3,393	1,735,961
IDEX Corp.	4,459	934,027
Illinois Tool Works, Inc.	16,961	4,929,375
Ingersoll Rand, Inc.	23,159	2,180,188
Johnson Controls International PLC	39,226	5,660,312
Lennox International, Inc.	1,946	1,109,103
Nordson Corp.	3,426	1,005,325
Otis Worldwide Corp.	25,178	2,330,476
Pentair PLC	10,397	1,031,278
Rockwell Automation, Inc.	7,069	2,880,264

TE Connectivity PLC	18,815	$4,330,272
Trane Technologies PLC	14,037	6,489,586
Trimble, Inc.(a)	15,191	1,015,822
Veralto Corp.	15,645	1,524,292
Westinghouse Air Brake Technologies Corp.	10,714	2,827,960
Xylem, Inc.	15,431	1,999,240
		80,795,613

Industrial Services - 2.9%
C.H. Robinson Worldwide, Inc.	7,368	1,364,922
Cintas Corp.	21,876	4,399,920
Comfort Systems USA, Inc.	2,201	3,146,043
CSX Corp.	120,536	5,145,682
Expeditors International of Washington, Inc.	8,649	1,254,364
Fastenal Co.	73,371	3,378,001
J.B. Hunt Transport Services, Inc.	5,008	1,168,917
Norfolk Southern Corp.	14,152	4,454,201
Old Dominion Freight Line, Inc.	11,835	2,403,097
Quanta Services, Inc.	9,465	5,329,552
Republic Services, Inc. - Class A	12,663	2,899,827
Rollins, Inc.	18,072	1,100,404
Union Pacific Corp.	38,259	10,137,870
United Parcel Service, Inc. - Class B	46,869	5,434,929
W.W. Grainger, Inc.	2,696	3,086,192
Waste Management, Inc.	23,400	5,635,656
		60,339,577

Materials - 3.1%
Air Products and Chemicals, Inc.	14,014	3,863,239
Albemarle Corp.	7,308	1,305,720
Avery Dennison Corp.	5,000	981,750
CF Industries Holdings, Inc.	10,268	1,022,077
Corteva, Inc.	43,559	3,489,947
DuPont de Nemours, Inc.	26,747	1,338,420
Ecolab, Inc.	16,432	5,066,807
Freeport-McMoRan, Inc.	92,236	6,279,427
Linde PLC	30,085	15,285,587
Martin Marietta Materials, Inc.	3,721	2,517,517
Newmont Corp.	70,205	9,126,650
Nucor Corp.	14,819	2,621,185
Packaging Corp. of America	5,543	1,286,752
PPG Industries, Inc.	14,226	1,753,639
Sherwin-Williams Co.	14,810	5,369,958
Steel Dynamics, Inc.	8,711	1,682,355
Vulcan Materials Co.	8,419	2,609,890
		65,600,920

Media - 6.9%
Alphabet, Inc. - Class A	374,999	$116,909,688
Booking Holdings, Inc.	2,031	8,610,120
DoorDash, Inc. - Class A(a)	23,983	4,232,280
Expedia Group, Inc. - Class A	7,462	1,609,479
GoDaddy, Inc. - Class A(a)	8,921	777,554
Trade Desk, Inc. - Class A(a)	28,584	680,871
Uber Technologies, Inc.(a)	134,056	10,110,503
VeriSign, Inc.	5,122	1,167,509
		144,098,004

Oil & Gas - 3.4%
Baker Hughes Co.	63,356	4,134,613
ConocoPhillips	79,572	9,028,239
Coterra Energy, Inc.	48,701	1,489,764
Devon Energy Corp.	41,218	1,794,219
EOG Resources, Inc.	34,928	4,333,866
Exxon Mobil Corp.	271,770	41,444,925
Halliburton Co.	54,984	1,979,424
SLB NV	96,170	4,937,368
Texas Pacific Land Corp.	3,679	1,928,863
		71,071,281

Real Estate - 1.3%
AvalonBay Communities, Inc. - REIT	8,911	1,579,296
Camden Property Trust - REIT	6,790	735,629
Equinix, Inc. - REIT	6,182	6,022,875
Mid-America Apartment Communities, Inc. - REIT	7,288	975,572
Prologis, Inc. - REIT	59,519	8,485,624
Welltower, Inc. - REIT	44,082	9,130,264
Weyerhaeuser Co. - REIT	46,464	1,139,762
		28,069,022

Renewable Energy - 0.1%
First Solar, Inc.(a)	6,809	1,342,735

Retail & Wholesale - Discretionary - 3.5%
AutoZone, Inc.(a)	944	3,545,268
Best Buy Co., Inc.	12,164	753,803
Builders FirstSource, Inc.(a)	6,965	726,380
Copart, Inc.(a)	56,349	2,146,333
eBay, Inc.	29,614	2,690,728
Genuine Parts Co.	8,745	1,042,929
Home Depot, Inc.	64,156	24,425,472
Lowe’s Cos., Inc.	35,603	9,419,486
Lululemon Athletica, Inc.(a)	6,966	1,289,894
O’Reilly Automotive, Inc.(a)	54,752	5,140,118
Pool Corp.	2,215	503,204

Ross Stores, Inc.	20,778	$4,272,788
TJX Cos., Inc.	71,481	11,555,618
Tractor Supply Co.	33,772	1,750,740
Ulta Beauty, Inc.(a)	2,759	1,889,336
Williams-Sonoma, Inc.	7,568	1,556,359
		72,708,456

Retail & Wholesale - Staples - 0.2%
Archer-Daniels-Midland Co.	30,552	2,109,310
Target Corp.	28,884	3,286,711
		5,396,021

Software & Tech Services - 13.3%
Accenture PLC - Class A	40,035	8,356,105
Adobe, Inc.(a)	27,113	7,114,722
Akamai Technologies, Inc.(a)	9,102	895,546
Autodesk, Inc.(a)	13,592	3,341,865
Cadence Design Systems, Inc.(a)	17,270	5,205,178
CDW Corp.	8,399	1,030,053
Cognizant Technology Solutions Corp. - Class A	31,569	2,033,991
CrowdStrike Holdings, Inc. - Class A(a)	16,031	5,963,211
EPAM Systems, Inc.(a)	3,549	500,409
Fortinet, Inc.(a)	40,479	3,199,055
Gartner, Inc.(a)	4,942	776,883
Microsoft Corp.	479,006	188,124,817
Oracle Corp.	108,426	15,765,141
Palo Alto Networks, Inc.(a)	43,947	6,544,587
PTC, Inc.(a)	7,426	1,162,837
Roper Technologies, Inc.	6,822	2,385,858
Salesforce, Inc.	61,447	11,969,261
ServiceNow, Inc.(a)	66,314	7,162,575
Synopsys, Inc.(a)	11,785	4,878,990
Tyler Technologies, Inc.(a)	2,491	883,533
Workday, Inc. - Class A(a)	13,733	1,836,926
		279,131,543

Tech Hardware & Semiconductors - 40.0%(b)
Advanced Micro Devices, Inc.(a)	104,797	20,981,407
Analog Devices, Inc.	31,714	11,283,524
Apple, Inc.	952,571	251,650,207
Applied Materials, Inc.	51,308	19,101,968
Arista Networks, Inc.(a)	66,067	8,819,944
Broadcom, Inc.	304,369	97,261,114
Ciena Corp.(a)	9,010	3,141,787
Cisco Systems, Inc.	253,926	20,176,960
Corning, Inc.	49,479	7,440,652
F5, Inc.(a)	3,586	973,097
Garmin Ltd.	10,465	2,645,866

Jabil, Inc.	6,814	$1,805,642
KLA Corp.	8,425	12,844,334
Lam Research Corp.	80,918	18,925,911
Microchip Technology, Inc.	34,558	2,579,409
Micron Technology, Inc.	72,351	29,835,382
Monolithic Power Systems, Inc.	2,936	3,355,085
NetApp, Inc.	12,677	1,255,403
NVIDIA Corp.	1,566,556	277,578,058
NXP Semiconductors NV	15,872	3,603,103
ON Semiconductor Corp.(a)	26,727	1,776,811
QUALCOMM, Inc.	69,036	9,827,965
Sandisk Corp.(a)	8,893	5,650,256
Seagate Technology Holdings PLC	13,951	5,689,776
Skyworks Solutions, Inc.	9,288	553,379
Super Micro Computer, Inc.(a)	32,954	1,067,380
Teradyne, Inc.	10,192	3,261,746
Texas Instruments, Inc.	58,171	12,338,651
Zebra Technologies, Corp. - Class A(a)	2,858	640,078
		836,064,895

Utilities - 0.3%
Constellation Energy Corp.	20,032	6,608,156

TOTAL COMMON STOCKS (Cost $1,663,962,680)		2,083,545,596

RIGHTS - 0.0%	Shares	Value
Health Care - 0.0%
ABIOMED, Inc., CVR(a)(c)	405	—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS - 99.7% (Cost $1,663,962,680)		$2,083,545,596
Other Assets in Excess of Liabilities - 0.3%		6,834,262
TOTAL NET ASSETS - 100.0%		$2,090,379,858

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.